Basis of Presentation and Summary of Significant Accounting Policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2020
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	4 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	12 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years